Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000000939 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000939 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000939 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000939 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000939 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000939 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000939 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000000939 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000939 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000939 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000938 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000938 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000938 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000938 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000938 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000938 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000938 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000000938 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000938 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000938 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000956 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000956 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000000956 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | HEICO Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000956 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000000956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000000956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000000956 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000957 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000000957 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000000957 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | HEICO Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000957 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000000957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000000957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000000957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000957 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000000957 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000960 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000000960 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000000960 [Member] | HNI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000000960 [Member] | Lumentum holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000000960 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000000960 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000000960 [Member] | Lindblad Expeditions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000000960 [Member] | Privia Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000000960 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000000960 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000000960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000000960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000960 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000000960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000959 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000000959 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000000959 [Member] | HNI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000000959 [Member] | Lumentum holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000000959 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000000959 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000000959 [Member] | Lindblad Expeditions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000000959 [Member] | Privia Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000000959 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000000959 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000000959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000000959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000959 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000000959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000961 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000000961 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000000961 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000000961 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000000961 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000000961 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000000961 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000000961 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000000961 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000000961 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000000961 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000961 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000961 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000000961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000961 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000961 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000000961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000961 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000962 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000000962 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000000962 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000000962 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000000962 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000000962 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000000962 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000000962 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000000962 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000000962 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000000962 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000962 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000962 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000962 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000962 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000962 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000962 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000000962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000962 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000000962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000962 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000964 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000000964 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000000964 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000000964 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000000964 [Member] | Marico Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000000964 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000000964 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000000964 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000000964 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[7]
C000000964 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[7]
C000000964 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000964 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000964 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000964 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000964 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000000964 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000964 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000964 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000964 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000964 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000964 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000964 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000964 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000964 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000000964 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000964 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000964 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000964 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000963 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000000963 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000000963 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000000963 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000000963 [Member] | Marico Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000000963 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000000963 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000000963 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000000963 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[8]
C000000963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[8]
C000000963 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000963 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000963 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000963 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000000963 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000963 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000963 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000963 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000963 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000963 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000963 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000963 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000963 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000000963 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000963 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000963 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000963 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000965 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000965 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000965 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000965 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000965 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000965 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000965 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000000965 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[9]
C000000965 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000000965 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000000965 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000965 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000965 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000965 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000965 [Member] | Equity Securities Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000000965 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000965 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000966 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000966 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000966 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000966 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000966 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000966 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000966 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000966 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000000966 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[10]
C000000966 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000000966 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000000966 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000966 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000966 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000966 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000966 [Member] | Equity Securities Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000000966 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000966 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000968 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000000968 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000968 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000968 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000968 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000968 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000968 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000968 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000000968 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000000968 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000000968 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000968 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000968 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000000968 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000968 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000968 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000968 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[11]
C000000967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000967 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000000967 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000967 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000967 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000967 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000967 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000967 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000967 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000000967 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000000967 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000000967 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000967 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000967 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000000967 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000967 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000967 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000967 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[12]

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Amount represents less than .1%.
[10]	Amount represents less than .1%.
[11]	Amount represents less than .1%.
[12]	Amount represents less than .1%.